SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Officer Stock Purchases

On October 28, 2021, the Company entered into purchase agreements with two of its executive officers, providing for the sale and issuance by the Company of 30,864 shares of the Company’s common stock at the closing market price on October 28, 2021 of $8.10 per share. The Company received proceeds of approximately $250,000 from the sale of the shares.

Credit Facility and Security Agreement

On October 28, 2021, the Company issued a secured promissory note (the Bridge Note) to Manchester Explorer, L.P. (Manchester) that provides the Company with a $3,000,000 revolving credit facility with all amounts being drawn down by the Company thereunder being due and payable, subject to acceleration in the event of a default, on March 15, 2022 (the Maturity Date). Interest at the rate of 12% is payable on each drawn down without regard to the draw down date or the date when interest is paid.

The principal amount of the Bridge Note and interest due thereon is payable to Manchester no later than the earlier of: (i) the Maturity Date and (ii) the date on which the Company has received proceeds in excess of $12,000,000 from a transaction or series of related transactions occurring prior to the Maturity Date, which such transactions constitute equity financings or other issuances of the Company's equity securities. Provided that no Event of Default (as such term is defined in the Bridge Note) has occurred, on any date prior to the Maturity Date, upon no less than three days written notice by the Company specifying the draw amount, Manchester will advance the draw amount to the Company. No draw amount can be in an amount less than $100,000 or exceed an amount equal to $3,000,000 minus the aggregate principal amount outstanding under the Note at the time of such draw request. If an Event of Default occurs and is continuing, Manchester may declare all of the Bridge Note, including any interest and other amounts due, to be due and payable immediately.

In connection with the issuance of the Bridge Note, on October 28, 2021, the Company entered into a security agreement with Manchester under which the Company granted Manchester a continuing and unconditional first priority security interest in and to any and all of the Company’s property of any kind or description, tangible or intangible, wheresoever located and whether now existing or hereafter arising or acquired.

On November 24, 2021 the Company filed an Amendment to the Articles of Incorporation to effectuate a reverse split of the Company’s issued and outstanding common stock at an exchange ratio of 1-for-3. The reverse stock split was effective as of November 29, 2021. All share and per share data in the condensed consolidated financial statements and footnotes has been retroactively restated to reflect the effects of the reverse stock split.

NOTE 12 – SUBSEQUENT EVENTS

Convertible Promissory Notes

Subsequent to March 31, 2021, the Company issued an additional $4,250,000 of the Notes in the 2021 Placement pursuant to a Securities Purchase Agreement between the Company and each investor (the SPA) and warrants to purchase shares of its common stock (the Warrants). The Notes are unsecured obligations of the Company with each Note having a stated maturity date of 12 months from its issue date (the Issue Date). The Notes bear interest at a rate of 12% per annum, payable on maturity, provided that, if the Company fails to pay any amounts when due under a Note, the interest rate increases to the greater of 16% or the maximum amount permitted by law. Each Note may be prepaid at the Company’s option during the first 270 calendar days following its Issue Date (the 270th day, the Trigger Date), subject to a 110% prepayment penalty on all principal and accrued but unpaid interest then outstanding. No Notes may be prepaid in whole or in part after the Trigger Date.

If the Notes remain outstanding after the Trigger Date, the Notes may be converted into shares of the Company’s common stock at an initial conversion price of $8.61 per share; provided, that a Note holder may not convert any portion of its Note that would cause it to beneficially own in excess of 4.99% of the Company’s outstanding common stock. The conversion price and number of shares of Company common stock issuable upon conversion of the Notes will be subject to adjustment from time to time for any subdivision or consolidation of shares and other standard dilutive and certain other corporate events, as provided in the Notes. Subject to certain Exempt Issuances (as defined in the Notes), if at any time while a Note is outstanding, the Company sells, issues or grants any shares of its common stock or other securities entitling the holder to acquire shares of the Company’s common stock at a price per share less than the then conversion price, such conversion price shall be reduced to such lesser price, and the number of shares of the Company’s common stock issuable upon conversion of the Notes shall be increased, as provided in the Notes.

If the Company completes an offering of its common stock or other securities in excess of $12,000,000 of gross proceeds (a Qualified Capital Raise), each Note holder will be required to convert its Adjusted Note Amount into the securities of such Qualified Capital Raise. For purposes hereof, Adjusted Note Amount equals the product of (i) the sum of all outstanding principal plus accrued but unpaid interest on a Note, multiplied by (ii) 1.25.

The Notes contain a number of Company events of default (Events of Default) including, without limitation (i) failure to pay any principal or interest thereon when due, (ii) failure to timely deliver shares upon conversions, (iii) failure to comply with SEC reporting requirements under the Exchange Act, (iv) certain breaches of the SPA, the Notes, the Warrants, and the Registration Rights Agreement, (v) material restatements of the Company’s consolidated financial statements filed with the SEC, (vi) a holder’s inability to rely on Rule 144 for sales of shares underlying the Notes, (vii) the Company’s common stock is suspended or halted from trading and/or fails to be quoted or listed (as applicable) on the OTCQB, OTCQX, any tier of the Nasdaq Stock Market, the New York Stock Exchange, or the NYSE American within 10 days thereafter, (viii) failure to file with the SEC a registration statement covering the resale of shares of common stock underlying the Notes and Warrants within 60 calendar days following the Issue Date, (ix) failure to cause such registration statement to become effective within 120 calendar days following the Issue Date, or (x) certain merger consolidations, business combinations and sales of all or substantially all of the Company’s assets in the event the Company is not the survivor of such transaction.

Upon an Event of Default, a Note holder may declare all amounts under its Note(s) due and payable, in which event the Company will be required to pay such Noteholder the product of (i) all then outstanding principal amount and accrued but unpaid interest thereon, multiplied by (ii) 125%; and all collection costs including legal fees and expenses in connection therewith. At the option of a Note holder, in the event the Company receive cash proceeds as a result of certain events including, but not limited to, from customers, issuances of debt or equity securities, exercise of warrants or asset sales, the Company will be required to use such proceeds to repay all or any lesser outstanding amounts due under such holder’s Note.

The Notes also includes various covenants, including negative covenants, representations, warranties, other payment obligations and agreements by the Company including, without limitation, most-favored nation clauses, rights of participation and first refusal and exchange rights. In connection with the issuance of the Notes, the Company issued Warrants to purchase 761,912 shares of its common stock (Warrant Shares) at an initial exercise price of $24.00 per share. The Warrants may be exercised for a period of 5 years from the Trigger Date.

In the event that, prior to the Trigger Date, the Company (i) completes a Qualified Capital Raise, the outstanding Warrants shall be cancelled or (ii) prepays a holder’s Note(s) in whole or in part, such holder’s pro-rata number of its Warrants shall be cancelled.

Effective April 30, 2021, each of the holders of the $2,210,000 of Notes outstanding at March 31, 2021 entered into a revocation and replacement agreement with the Company (the Revocation Agreement). Under the terms of the Revocation Agreement, the $2,210,000 of Notes and accrued interest of $50,091 were replaced with new Notes consistent with the terms described above.

In May 2021, a member of the Board purchased $200,000 of the Notes.

PPP Note

As a result of the Company’s request for loan forgiveness, on May 29, 2021, the Company was notified that the outstanding principal and accrued interest for the PPP Note was forgiven in full by the U.S. Small Business Administration.